MASTER TRUST - Net Assets (Details) - John Deere Tax Deferred Savings Plan for Wage Employees - USD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
Net Assets
Net Assets	$ 2,078,907	$ 1,768,171
Master Trust
Net Assets
Noninterest-Bearing Cash	1,055	640
Blended Interest Fund at Contract Value	315,568	363,818
Total Investments at Fair Value	14,612,022	12,356,107
Receivables	7,649	7,362
Total Assets	14,936,294	12,727,927
Liabilities	11,303	10,076
Net Assets	14,924,991	12,717,851
Master Trust | Deere & Company Common Stock
Net Assets
Total Investments at Fair Value	1,153,114	1,113,403
Master Trust | Common Collective Trust Funds
Net Assets
Total Investments at Fair Value	12,511,036	10,460,085
Master Trust | Mutual Funds
Net Assets
Total Investments at Fair Value	104,965	95,623
Master Trust | U.S. Equity Securities
Net Assets
Total Investments at Fair Value	15,836	7,735
Master Trust | Fidelity BrokerageLink Accounts
Net Assets
Total Investments at Fair Value	827,071	679,261
Plan's Interest
Net Assets
Noninterest-Bearing Cash	40
Blended Interest Fund at Contract Value	65,488	76,377
Total Investments at Fair Value	1,976,454	1,657,245
Receivables	1,615	1,520
Total Assets	2,043,597	1,735,142
Liabilities	2,369	2,092
Net Assets	2,041,228	1,733,050
Plan's Interest | Deere & Company Common Stock
Net Assets
Total Investments at Fair Value	253,532	237,916
Plan's Interest | Common Collective Trust Funds
Net Assets
Total Investments at Fair Value	1,649,561	1,359,673
Plan's Interest | Mutual Funds
Net Assets
Total Investments at Fair Value	10,711	11,333
Plan's Interest | U.S. Equity Securities
Net Assets
Total Investments at Fair Value	2,408	747
Plan's Interest | Fidelity BrokerageLink Accounts
Net Assets
Total Investments at Fair Value	$ 60,242	$ 47,576